April 19, 2006

Division of Corporation Finance
United States Securities and Exchange Commission
100 F. Street, N.W.
Washington, D.C. 20549

Attn:	Matthew J. Benson, Esq.

Re:	Golfsmith International Holdings, Inc. — Registration Statement on Form S-1 (File No. 333-132414)

Dear Mr. Benson:
     On behalf of our client, Golfsmith International Holdings, Inc., a Delaware company (the “Company”), please find attached hereto for review by the Staff of the Securities and Exchange Commission (the “Commission”) five clean and five marked copied of the Company’s Registration Statement on Form S-1 (the “Registration Statement”). The enclosed Registration Statement has been revised to respond to the comments of the Staff of the Commission (the “Staff”) that were contained in your letter dated April 11, 2006 (the “Comment Letter”). The Registration Statement was initially filed with the Commission on March 14, 2006.
     Set forth below are the Company’s responses to the comments contained in the Comment Letter. For ease of reference, each comment contained in the Comment Letter is printed below in bold text and is followed by the Company’s response. Page numbers refer to page numbers of the Registration Statement as refiled on the date of this letter.
     Certain of the Company’s responses make reference to an industry data binder, which contains support for certain industry related statements and is enclosed with this letter (the “Industry Data Binder”). When reference to the Industry Data Binder is made in this letter, please refer to the appropriate tabbed section in the binder. The relevant page is identified with a yellow flag within each tabbed section.
Prospectus
1.	We note a number of blank spaces throughout your registration statement for information that you are not entitled to omit under Rule 430A, such as the anticipated price range. Please note that we may have additional comments once you have provided this disclosure.
     The Company takes note of the Staff’s comment. The Company intends to provide pricing information in a subsequent submission of the Registration Statement and will complete the related blanks at that time.
2.	Provide us in a timely manner copies of any artwork that you intend to use. Please be advised that we may have comments on these materials and you should consider waiting for our comments before printing and circulating any artwork.
     The Company has enclosed with this letter copies of the artwork that it intends to include in its prospectus.
Prospectus Summary, page 1
3.	The summary is intended to provide a brief overview of the key aspects of the offering. See Instruction 503(a) of Regulation S-K. Please remove the “Market Opportunity,” “Competitive Strengths” and “Growth Strategy” sections from the summary since they also appear in the “Business” section in a lengthier format. Please balance your disclosure of revenues and operating income for 2005 with those items for 2004 and 2003, and provide disclosure of net income for those periods.
     The Company has significantly modified the disclosure on pages 2 and 3 in the “Competitive Strengths” section of the summary. The Company has reviewed carefully the “Market Opportunity” and “Growth Strategy” sections of the summary and has made a number of modifications to them in response to the Staff’s comment. The Company believes, however, that the inclusion of such sections is consistent with Instruction 503(a) of Regulation S-K insofar as these sections provide a brief overview of the key aspects of the Company’s business without containing all the detailed information in the “Business” section. The Company also notes that the inclusion of such information is consistent with the registration statements of comparable companies in the golf retail industry and in the retail industry in general. The Company believes that these sections of the summary, as amended in response to the Staff’s comment, provide material information to investors and respectfully requests to retain them.
     In response to the Staff’s comment, the Company has included revenues and operating income for 2003 and 2004, and has included net income for 2003, 2004 and 2005 on page 1 of the Prospectus Summary section.
4.	Please substantiate or delete the promotional terms and phrases appearing in the summary and throughout the prospectus. For example, we note your reference to “largest specialty retailer of golf equipment,” “leading national brand,” “leading Internet site,” “premier national brands,” “sophisticated management information systems,” “strong and scalable platform” and “upscale and attractive activity-based shopping environment.” Please revise these and similar statements appearing throughout your prospectus.
     The Company has reviewed all promotional terms included in the Registration Statement and has addressed them as follows:
(1)	“largest specialty retailer of golf equipment” (Industry Data Binder, Tab 1, p. 69).
     The Company is reported by an independent source to be “the largest specialty golf retailer in terms of revenue in the United States” (see page 69 of Packaged Facts’ “The U.S. Market for Golf Equipment” dated February 2006). The Company notes that its disclosure states that its position as the largest specialty golf retailer is “based on sales” on page 1, 26 and 41 of the Registration Statement.
(2)	“leading national brand”
     The Company believes that this description of the Golfsmith brand is supported. As described in paragraph (1) above, the Company is the largest specialty retailer of golf equipment in the United States by sales. As described in paragraph (3) below, the Company also has the leading Internet site. The Company has been in the golf business for 39 years and operates 52 stores in a number of geographic regions across the United States. The Company also currently mails more than 10 million catalogs to its customers annually. Based on these facts taken as a whole, the Company believes that it possesses a leading national brand.
(3)	“leading Internet site” (Industry Data Binder, Tab 2, p. 9).
     The Company’s Internet site, www.golfsmith.com, is reported by an independent source to be the site most shopped or used to purchase golf equipment in 2003 and is listed as the number one “Leading Site” on page 9 of Golf Datatech, LLC’s “2003 Golf Channel Retail Channel Segmentation Report.” To the Company’s knowledge, this is the most recent year in which this report was published and made available by Golf Datatech, LLC. The Company has revised the description of its Internet site to read “leading” instead of “sophisticated” on page 49.
(4)	“premier national brands” (Industry Data Binder, Tab 4, pp. 8, 31, 36).
     The Company believes that the statement that it “offers an extensive product selection that features premier national brands” is supported. The Company refers the Staff to the January 2005 “Golf World Business Yearbook” in the Industry Data Binder included with this letter. On page 31, Golf World Business lists “leading golf companies” which includes many of the brands the Company offers, including Acushnet, Callaway, Nike, Ping and TaylorMade-adidas. On page 36, Golf World Business shows the totals spent by golf industry companies on all media for 2003, which the Company believes is another indication of having a premier brand. Among the companies listed are those whose products are offered by the Company in its stores, including Acushnet, Callaway, Nike, Ping and TaylorMade-adidas. On page 8, Golf World Business, lists product usage. All five brands of irons and five brands of wedges listed—Callaway, Ping, Titleist, TaylorMade and Cleveland—are offered by the Company. The Company also offers four of the five brands of woods listed — Callaway, TaylorMade, Titleist and Ping.
(5)	“sophisticated management information systems”
     The Company has revised its disclosure relating to its management information systems by deleting the term “sophisticated” in all places it appears, on pages 1, 3, 41 and 44.
(6)	“strong and scalable platform”
     The Company has revised its disclosure relating to its platform by deleting the term “strong” in all places it appears, on pages 1, 3, 41 and 44, and has added disclosure on pages 3 and 44 to further explain how the platform is scalable. The Company has not deleted the term “scalability” on pages 1 and 41 because it believes scalability is a factually accurate adjective.
(7)	“upscale and attractive activity-based shopping environment”
     The Company has revised the disclosure relating to its activity-based shopping environment by deleting the phrase “upscale and attractive” on page 1. Regarding the “activity-based” description of the shopping environments, the Company notes that many stores feature hitting areas, putting greens and ball launch monitor technology. These activities in the Company’s stores are a key component of its business strategy. The Company notes that disclosure regarding these activities appears on pages 1, 3, 41, 43 and 48.
Risk Factors, page 8
5.	Please revise your risk factor subheadings to concisely state the specific material risk each risk factor presents to your company or investors and the consequences should that risk factor occur. Avoid simply referring to a fact about your company or a future event in your subheadings. Stating that the risk may “adversely affect” or “harm” your business does not adequately address the potential consequences. We note the following examples:
•	Our success depends on the popularity of golf, page 8

•	Our success depends on our ability to compete with our existing major competitors..., page 9

•	Our stores are clustered in particular areas..., page 11.
     In response to the Staff’s comment, the Company has revised the risk factor subheadings throughout the section.
6.	Some of your risk factors appear generic because the information could apply to many companies in your industry or even in other industries. Please revise to specifically indicate how the stated risk applies to your company, or delete these risk factors:
•	Our operating results are subject to seasonal fluctuations..., page 11.

•	We rely on our management information systems..., page 13.

•	An increase in the costs of mailing, paper, and printing..., page 13.

•	Current and future tax regulations may adversely affect..., page 15.
     In response to the Staff’s comment and upon further review, the Company has deleted the risk factors entitled “We rely on our management information systems...” on page 13 and “Current and future tax regulations may adversely affect...” page 15. In addition, the Company has also deleted the risk factors entitled “If we fail to maintain an effective system of internal controls...” on page 18 and “We will incur increased costs as a result of being a public company” on page 18.
     With respect to the risk factor on page 13 entitled “An increase in the costs of mailing, paper, and printing our catalogs would adversely affect our profitability,” the Company has added disclosure explaining how this risk applies specifically to the Company.
     With respect to the risk factor on page 11 entitled “Our operating results are subject to seasonal fluctuations...,” the Company agrees with the Staff that this risk factor is applicable to all companies in its industry. Nevertheless, the Company believes that the risk associated with seasonal fluctuations is a material risk for the Company and one that investors should consider in making their investment decision. The Company believes that its current disclosure under this risk factor is sufficiently tailored to the business of the Company.
7.	Some of your risk factors address the same or similar risks and should be combined under one, separate subheading. For example, we note the following risk factors:
•	Our growth depends primarily upon our ability to open new stores..., page 9.

•	Our ability to expand our business..., page 11.

     The Company believes that the risk factors identified by the Staff are sufficiently different to merit separate treatment. The risk factor relating to the Company’s ability to open new stores on page 9 relates to operational risks related to opening new stores, whereas the risk factor on page 11 focuses on the risks associated with inadequate capital and financing resources in opening new stores. The Company also notes that the treatment of these two risk factors under separate subheadings is consistent with the Staff’s comment on Comment Number 8, immediately below.
8.	As currently drafted, the disclosure in some of your risk factors is too vague and appears to include multiple risks. Please revise to concisely state the material risk to you and investors. The additional risks addressed in these risk factors should be included under separate subheadings, if considered material. We note the following:
•	Our comparable store sales may fluctuate..., page 12.

•	There has been no prior public market for our common stock..., page 16.
In addition, please remove the disclosure on page 17 indicating analysts will cover your common stock.
     The Company has revised the “Our comparable store sales may fluctuate...” risk factor on page 12 to delete those factors that are not specific to the Company’s business and to tailor the other factors to address risks that are specific to the Company. The Company has also expanded its disclosure about comparable store sales fluctuations.
     The Company has separated the two risk factors contained under the risk factor entitled “There has been no prior public market for our common stock...” on pages 16 and 17 by creating a new risk factor entitled “Our stock price may be volatile after this offering” on page 17. These have been divided to reflect the Company’s view that they are both material and should be expressed separately.
     The Company has removed all disclosure (on page 17) indicating that analysts will cover its common stock.
We may pursue strategic acquisitions..., page 15
9.	Please clearly state whether you currently have a plan or intention to acquire another business or entity.
     The Company has added disclosure to the “We may pursue strategic acquisitions...” risk factor on page 14 to reflect the fact that the Company currently has no agreement or understanding to acquire another business or entity.

We will incur increased costs as a result of being a public company, page 18
10.	Your risk factors should discuss risks that are unique to your company or to your industry. The Sarbanes-Oxley Act’s application to all public companies does not appear to be a unique risk to your specific company. Please revise or remove.
     In response to the Staff’s comments and after further review, the Company has deleted this risk factor on page 18.
Use of Proceeds, page 20
11.	Please include pro forma financial information reflecting the receipt and application of offering proceeds required by Article 11 of Regulation S-X.
     The Company has reviewed the provisions of Rule 11-01(a) of Regulation S-X and believes that the receipt and application of the offering proceeds does not fall within the list of items for which pro forma financial information is required. In particular, the Company has considered Rule 11-01(a)(8) (consummation of other events or transactions has occurred or is probable for which disclosure of pro forma financial information would be material to investors) and notes that it has disclosed clearly in Management’s Discussion and Analysis of Financial Condition and Results of Operation (“MD&A”) that its historical interest expense consisted of interest payable on its 8.375% senior secured notes and its senior secured credit facility. Thus, the Company believes that it has made investors aware that this interest expense will cease to be payable following the application of the offering proceeds, and, accordingly, they can understand the effect of the offering. The Company has added disclosure further clarifying this under “Use of Proceeds” and believes that full pro forma income statement and balance sheet data is not material to investors in light of the other disclosure included in the Registration Statement.
12.	We note disclosure indicating that the actual amount you use to retire the notes and repay indebtedness outstanding may increase to the extent the accreted value of outstanding indebtedness on the date of retirement or repayment exceeds such amounts as of February 28, 2006. Please update this disclosure to the most recent practicable date.
     The Company has updated the disclosure on page 19 to present information as of April 1, 2006, the most recent practicable date.
Management’s Discussion and Analysis, page 26
Overview, page 26
13.	Please provide a balanced discussion of your past operating results and history of operating losses and your recent revenue growth and profitability. Please also provide a more balanced discussion of material opportunities, risks and challenges in both the short and long term and the actions you are taking to address them. Please see SEC Release 33-8350.
     The Company has included additional disclosure on pages 26 and 27 in response to the Staff’s comment.
14.	Please note that Item 303(a)(3)(ii) of Regulation S-K requires, as applicable, a discussion of any known trends or uncertainties that may materially affect your business or operations. Please expand this section to discuss in reasonable detail any known material trends and uncertainties that will have or are reasonably likely to have a material impact on your revenues or income or result in your liquidity decreasing or increasing in any material way. For example, if relevant, you may discuss in greater detail the evolving trends in the golf industry, the nature of your competition and the consumer demands for specific products in the geographical markets where you operate. Please refer to SEC Release No. 33-8350.
     The Company has included additional disclosure on pages 26 and 27 in response to the Staff’s comment.
Industry Trends, page 26
15.	Please provide us with statistical information you cite from the National Golf Foundation and from Golf Datatech appearing on page 34. Please mark your support or provide page references in your response to the sections you rely upon for each specific statement.
     The Company has excerpted the statistical information cited from the National Golf Foundation and from Golf Datatech on pages 26 and 34 of the Registration Statement and addresses each one in turn in Appendix A to this letter.
Revenue Recognition, page 28
16.	Please describe your relationship to the Harvey Penick Golf Academy and disclose how you derive revenues from this entity.
     The Company has added disclosure to the Revenue Recognition subsection in MD&A on page 28 to fully explain the status of the Harvey Penick Golf Academy and the Company’s relationship to it. The Harvey Penick Golf Academy (the “Academy”) is not a separate legal entity. The Company owns and operates a driving range on which it conducts lessons and training courses under the Harvey Penick Golf Academy name. The Company has also revised the disclosure to clarify that it recognizes revenues when the lessons are given.

Results of Operations, page 32
17.	Where you describe more than one business reason for a significant change in a financial statement line item between periods, please quantify in dollars, where possible, the incremental impact of each individual business reason on the overall change. For example, please quantify significant changes in:
•	cost elements included in cost of products sold, such as merchandise and distribution costs and vendor allowances, within your analysis and discussions of gross profit; and

•	variable and fixed expenses included in selling, general and administrative expenses, such as labor, occupancy, advertising and corporate costs, within your analysis and discussions of selling, general and administrative expenses.
In addition, please provide an analysis of the underlying reasons for each significant change you identify. For example, please provide a more informative analysis of changes in vendor allowances, interest and selling, general and administrative expenses. Please refer to Item 303(a) of Regulation S-K and SEC Release No. 33-8350.
     The Company has revised the disclosure on pages 33, 34 and 35 as requested by the Staff.
Liquidity and Capital Resources, page 35
18.	Please discuss the anticipated effect, if any, the public offering will have on future compliance with the financial covenants described in this section.
     The Company has revised the disclosure under the Liquidity and Capital Resources subsection of the MD&A section on pages 36 and 37 to more clearly explain that the Company will terminate the senior secured credit facility and replace it with a new senior secured credit facility upon the closing of the offering. Accordingly, disclosure regarding compliance with the covenants contained in this facility would not be meaningful to investors. As the Staff may note, the Company has not yet negotiated the terms of its new senior secured credit facility, but has provided disclosure regarding the possible covenants of such facility on page 38 under “Indebtedness Following this Offering.” Such disclosure is also found in the Risk Factors on page 11.
Contractual Obligations, page 38
19.	Since the contractual obligations table is aimed at increasing transparency of cash flow, we believe interest payments on long-term debt should be included in the table. Please do so. See Item 303(a)(5) of Regulation S-K.
     The table on page 38 has been updated in response to the Staff’s comment.

Business, page 41
Market Opportunity, page 42
20.	Please provide support for the qualitative and comparative statements appearing under this caption and elsewhere in this section, including the statistical information appearing under the caption Industry Overview beginning on page 57. For example, we note the statement that you estimate the golf retail market that you target represented over $6 billion in sales in the United States in 2005. We also note your citation to the United States Tennis Association and Tennis Industry Association. Please mark your support or provide page references in your response to the sections you rely upon for each specific statement. Tell us whether the information you cite from these reports is publicly available. If not, you should obtain appropriate consent to cite these reports in your filing. To the extent you are unable to provide support, please delete the qualitative and comparative statement. Revise throughout your prospectus as necessary.
     The Company has excerpted the qualitative and comparative statements and the statistical information cited under the “Market Opportunity” and “Industry Overview” subsections of the “Business” section and elsewhere in the Business section from pages 42, 50, 54, 57 and 58 and addresses each statement and each piece of information in turn in Appendix B to this letter.
Differentiated in-store experience, page 43
21.	Please describe the “ball launch monitor technology” and “tennis tunnels.”
     The Company has expanded it disclosure under the “Differentiated in-store experience” subsection in the “Business” section on page 43 to fully describe the ball launch monitor technology and the tennis tunnels.
Store Design, page 48
22.	We note disclosure indicating you currently operate larger and smaller stores, based on your historical store base. Please explain this statement.
     The Company has revised the disclosure under the “Store Design” subsection of the “Business” section on page 48 to more clearly express its point. The Company has determined a best-suited size range for its stores, but some of the stores it presently operates are outside of this range based on various earlier store concepts, acquired leases or available space in target markets.

Purchasing and Distribution, page 55
23.	Please tell us the basis for your belief that you maintain strong relationships with your vendors in the industry and that these relationships provide you with certain competitive advantages.
     The Company has revised the disclosures under the “Purchasing and Distribution” subsection of the “Business” section on pages 55 and 56 to more precisely explain what kind of relationships it has with its vendors and what it is about those relationships that helps the Company run its business successfully. In particular, we have deleted the terms “strong” and “competitive advantage” and instead describe the results that the Company has experienced from its historical dealings with its vendors.
Legal Proceedings, page 60
24.	You indicate that the ultimate resolution of outstanding legal proceedings and claims will not have a material adverse impact on your financial position, liquidity or results of operations. To the extent it is reasonably possible you will incur losses in excess of recorded amounts related to these contingent liabilities, please disclose the nature of the contingency and provide an estimate of loss or range of loss or state that such an estimate cannot be made. Please also include similar disclosure in the notes to your financial statements. See SFAS 5 and SAB Topic 5:Y.
     The Company does not believe it is reasonably possible that it will incur losses in excess of recorded amounts related to these contingent liabilities.
Management, page 61
25.	Please provide Mr. Hardy’s work experience from 2000 until May 2002. See Item 401 of Regulation S-K.
     Mr. Hardy has informed the Company that he was not employed during this period. Therefore, the Company has not revised the disclosure.
Certain Relationships and Related Party Transactions, page 73
Merger Agreement, page 73
26.	Please refer to comment 11 in our letter dated October 15, 2004 regarding our review of Form S-l filed on July 7, 2004. We understand that you paid a $1.3 million closing fee to First Atlantic Capital, Ltd. that was included in the purchase price consideration allocated to the fair value of acquired assets and liabilities. Please explain to us why you believe the closing fee is a direct cost of the merger as opposed to an indirect or internal cost requiring expense treatment. Please refer to paragraph 24 of SFAS 141.

     The Company believes that the closing fee is a direct cost of the merger in accordance with paragraph A8 of SFAS 141. SFAS 141 paragraph 24 states “that the cost of an acquired entity includes the direct costs of the business combination. Those direct costs include “out-of-pocket” or incremental costs directly related to a business combination such as a finder’s fee and fees paid to outside consultants for accounting, legal, or engineering investigations or for appraisals. Internal costs associated with a business combination (whether one-time costs or recurring in nature) shall be expensed as incurred.”
     SFAS 141 targets disallowing the capitalizing of internal costs that some corporations incur in maintaining an acquisition department or business development department. However, these are not the facts in our situation.
     The entity charging the fee, First Atlantic Capital, Ltd., is a private equity group who served an investment banking role. This is a role they and other private equity groups frequently serve. The investors in the Company, including the Paul family, Golfsmith International Inc.’s management and investors in the Atlantic Equity Partners III, L.P. fund were directly charged this fee and represents out of pocket, incremental costs related to acquiring the Company. The outside investors account for a majority ownership in the Company.
     While the private equity group controls the acquired company, the example listed for common controlled entities in paragraph D11 of SFAS 141 is of consolidated entities in which the accounting basis does not change as a result of the transfer. Here, as in practice, the private equity group accounts for its investment in the Company on a fair value basis. Accordingly, we believe that because the private equity group does not consolidate the Company, the entities are not under common control as would be contemplated by FAS 141 where entities under common control would not capitalize internal cost of one of the group members in a business combination.
     While this has been a common practice for private equity transactions we understand views and practice can change over time, however we note that this would not seem the appropriate time given historical practice as the new business combination literature does not require the expensing of all transaction cost until years beginning after December 15, 2006.
     First Atlantic Capital, Ltd. performed substantive services in exchange for the fees. These services included negotiating the transaction with the Paul family (the seller), raising the equity for the transaction and structuring and negotiating the bank financing arrangement. Further, we believe the fees represented market rates of similar services the Company would have incurred had it used a different investment banker for the transaction.

Management Consulting Agreement, page 73
27.	Please disclose the amount of fees First Atlantic Capital will receive upon your initial public offering.
     The Company has expanded the disclosure in the Management Consulting Agreement subsection of the “Certain Relationships and Related Party Transactions” section on page 74 to clarify that First Atlantic Capital, Ltd. will receive no fees in connection with the offering other than the $3.0 million fee upon the closing of the offering for the termination of the management consulting agreement, but will continue to be reimbursed by the Company for expenses incurred in connection with meetings between representatives of First Atlantic Capital, Ltd. and the Company in connection with First Atlantic Capital, Ltd.’s investment in the Company.
Consulting Agreement, page 76
28.	Please describe more specifically the consulting services to be provided by Mr. Mondry. We also note a Form 8-K filed on April 7, 2006 indicating you have entered into a consulting agreement with Thomas Hardy. Please describe the consulting services to be provided by Mr. Hardy.
     The Company has revised the disclosure in the “Consulting Agreement” subsection of the “Certain Relationships and Related Party Transactions” section on page 76 to describe more specifically the consulting services provided by Mr. Mondry and has included, on the same page, a description of the consulting services provided by Mr. Hardy.
Principal Stockholders, page 77
29.	We note footnotes (4), (5), (6) and (7) to the table. Please clarify why you have excluded the equity units that entitle the holder to the number of shares indicated in these footnotes. Please disclose any restrictions in the stock units.
     The Company has revised the disclosure in the table and in footnotes (4), (5), (6) and (7) in the “Principal Stockholders” section on pages 77 and 78 to reflect the equity units as options outstanding, which are exercisable, at each holder’s election, immediately upon the closing of the offering.
Description of Capital Stock, page 79
30.	The statement that “all outstanding shares of our common stock will be legally issued, fully paid and non-assessable” is a legal opinion you are not qualified to make. Either attribute this statement to counsel or delete it.
The Company has deleted this statement from page 80.

Certain U.S. Federal Tax Considerations for Non-U.S. Holders, page 84
31.	Please delete the term “certain” from the caption and the last paragraph appearing on page 87.
     The Company has deleted the term “certain” from the caption and from the referenced paragraph.
Underwriting, page 88
32.	We note your disclosure that after the initial public offering, the public offering price, concession and discount may be changed. Please explain how any change in the offering price and/or other selling terms would be reflected in the prospectus. For example, disclose whether a post-effective amendment would be filed and declared effective prior to any offers or sales being made at different prices or with different selling terms. We may have additional comment after reviewing your response.
     The representatives of the underwriters have advised the Company that they do not expect to change the public offering price or any of the other selling terms that will be disclosed in the final prospectus. However, the representatives have advised the Company that should the entire offering not be initially placed with investors at the time of pricing and the underwriters have difficulty completing the distribution on such terms thereafter, the representatives may reduce the public offering price or change other selling terms. Any such reduction or change could occur before or after the filing of the final prospectus under Rule 424(b). Neither such a reduction in the public offering price nor any other change in selling terms would result in a change in the amount of proceeds received by the Company or in the number of shares of common stock outstanding after the offering as disclosed in the final prospectus. Accordingly, the Company would generally not expect such a reduction or change to be material to investors requiring any amendment or supplement to the registration statement or the final prospectus, although the materiality of any such change would be evaluated at the time giving due consideration to the particular facts and circumstances.
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Note 1. Nature of Business and Summary of Significant Accounting Policies
Reclassifications, page F-8
33.	Please tell us the facts and circumstances that support your classification of bank overdrafts as a reduction of cash as opposed to a liability. If applicable, please describe the terms of your bank agreement including terms regarding rights of setoff. In any event, please tell us why you believe that the reclassification of bank overdrafts should not be disclosed as a correction of an error in accordance with APB 20.
     The Company reclassified prior year financial statements in accordance with the accounting guidance in the AICPA Technical Practice Aid, TIS Section 1100 and TIS Section 2200 with respect to the classification of outstanding checks and checks held at the balance sheet date. While the Company recognizes that the Technical Practice Aid guidance referred to above is non-authoritative, the Company believed it to be of interest to the reader of the consolidated financial statements to reclassify the items discussed in the above noted footnote on page F-8, so as to provide more visibility and transparency into the Company’s financial reporting policies and operations.
     In previously reported financial statements, the Company included amounts in cash for checks that had left the custody of the Company during the last week preceding a period end but for which had not had adequate time to clear the bank. During fiscal 2005, the Company applied the accounting guidance in the AICPA Technical Practice Aid noted above and thus reclassified the appropriate amounts in both the consolidated balance sheets and the consolidated statements of cash flows. In no annual period presented did this result in a net overdraft payable amount in the consolidated balance sheets.
     The Company believes that the disclosure of the reclassification of bank overdrafts is adequately labeled as a reclassification rather than a correction of an error as the nature of the reclassification does not result in a cumulative change on either the consolidated statements of operations or on retained earnings as is discussed in APB 20, paragraphs 19-22.
Inventories, page F-9
34.	Please refer to comment 10 in our letter dated October 15, 2004 regarding our review of Form S-l filed on July 7, 2004. We understand that you reserve for shrink and obsolete inventories using a rate established by management. Please confirm to us that inventory reserves established against specific inventory items are relieved through income only when the inventory is sold and not based on changes in management judgment. Please refer to footnote 2 to Statement 3 of Chapter 4 of ARB 43.
     Write-downs for inventory shrinkage are based on management estimates and are calculated as a percentage of net revenues that has historically approximated the Company’s annual shrink percentage. The Company confirms to the Staff that inventory balances are adjusted to the actual amounts as the inventory is physically counted.
     Write-downs for obsolete inventory are based on management estimates and are established for specific inventory categories on an individual basis. The Company further confirms to the Staff that inventory reserves established against specific inventory items are relieved through income only when the inventory is sold and not based on changes in management judgment.
Operating Leases, page F-10
35.	Please tell us whether the date you take possession of leased space represents the inception of the lease as defined in paragraph 5(b) of FAS 13. Please also tell us your basis for classifying sublease income as a reduction of rent expense. Refer to paragraph 19(b) of FAS 13.
     The Company begins to record rent expense in accordance with FASB Technical Bulletin 88-1 on a straight-line basis over the course of the lease term beginning when the Company takes physical possession or has control of the leased property. Control occurs when the Company enters the space and begins to make improvements in preparation of intended use, as prescribed by FASB Technical Bulletin 88-1, paragraph 4. Any and all rent escalation amounts are used in the straight-line calculation of rent expense and recorded in a straight-line method over the term of the lease. There have been no occurrences where possession of leased space has occurred prior to the execution of a lease.
     The Company records sublease income over the term of the lease on a straight-line basis as it becomes receivable according to the provisions of the lease as prescribed in FAS 13, paragraph 19(b). The Company has determined that the most appropriate treatment in the consolidated financial statements is to reduce rent expense by the sublease income amounts rather than record the sublease income as either revenue or other income based on the following factors: (1) subleasing retail space is not a component of the Company’s business, as evidenced by the minimal number (four) of unique sublease tenants, (2) as such, sublease income reduces the true economic cost of renting in the Company’s current store base, and (3) each sublease is executed as an arm’s length transaction with third parties as a stand-alone lease with specific and required lease obligations including minimum rent payments and pro rata portions of utilities and/or common area maintenance costs.
Foreign Currency Translation, page F-l1
36.	Please tell us your basis for classifying foreign currency transaction gains and losses as non-operating expense in your statements of operations. Unless Rule 5-03.7 of Regulation S-X expressly permits classification of an item as non-operating, the presumption is that the item should be classified as an operating item. Thus, absent compelling evidence that income and losses on your foreign currency transactions are unrelated to transactions made during the ordinary course of your operations, we believe that the gains and losses should be classified in operating income. Please revise or tell us why you believe your current classification is appropriate.

     The Company conducts business internationally mainly through the operation of physical locations in Toronto, Canada and outside of London, England. Gains and losses from foreign currency transactions have been immaterial to the consolidated financial statements and have been less than 0.1% of net revenues on an absolute value basis in all years presented. The Company has determined this to be immaterial to the overall consolidated financial statements and thus has concluded that presentation as an operating item versus a non-operating item is not material to the reader of the consolidated financial statements.
Revenue Recognition, page F-11
37.	We note that you recognized $0.9 million of gift card breakage in revenue during the fourth quarter of fiscal 2005. Please tell us your basis for recognizing breakage as revenue as opposed to a gain classified as other income.
     The Company recognizes breakage as a component of revenue based on the Company’s use of the redemption recognition method to calculate and recognize breakage. As the redemption recognition method prescribes the recognition of breakage amounts into income based on the historical redemption pattern of used gift cards and thus serves to match the income to the related delivery of goods and/or services, the Company determined the classification of breakage as revenue is appropriate.
38.	You disclose that gift card breakage is based on the redemption recognition method whereby breakage is recognized as revenue as the gift cards are used and that the gift card breakage rate is based upon historical redemption patterns. You also disclose that you recognize gift card breakage 48 months after the gift card sale date representing remaining outstanding balances that are not required to be remitted to the relevant jurisdiction as you deem the likelihood of redemption to be remote, which is consistent with your disclosure on page 28. Please provide us a summary of your historical gift card breakage pattern and your calculation of your estimated gift card breakage rate. Please also tell us whether you are recognizing breakage ratably over the two-year breakage period as gift cards are used or only at the end of the two-year breakage period. In addition, please clarify your disclosure regarding recognition of breakage as the gift cards so that the disclosures on pages 28 and F-12 are consistent.
     Fiscal 2005 was the first year for which the Company believed that it had accumulated adequate historical evidence to accurately calculate estimated breakage. The estimated breakage amount is calculated and recognized as revenue over a 48-month period following the gift card sales in amounts based on the historical redemption patterns of used gift cards. Amounts in excess of the total estimated breakage, if any, will be recognized into revenue at the end of the 48 months following the gift card sale, at which time the Company deems the likelihood of any further redemptions to be remote.

     The disclosures on pages F-12 and 28 have been clarified as requested in the Staff’s comment.
     The Company has provided to the Staff in a supplemental response concurrently herewith the total estimated breakage as calculated by the Company in 2005 and a tabular summary of the historical redemption pattern used to (1) estimate this breakage and (2) determine the timing of when breakage amounts are to be recognized into revenues.
Segments, page F-15
39.	We note that you sell a broad assortment of golf and tennis brands and products, including premier and proprietary branded golf equipment, apparel and footwear, golf balls, accessories and racquets and provide various services. Please disclose information about products and services in accordance with paragraph 37 of SFAS 131 or tell us why you believe such disclosure is not required. Please also disclose the factors used to identify reportable segments as required by paragraph 26 of SFAS 131.
     The Company has identified one reportable operating segment based on financial information that is evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is considered to be the Chief Executive Officer. The Company considers its base of products sold to be similar in nature, as prescribed by SFAS 131, paragraph 37, as recreational sporting good products that are sold to a similar customer demographic, marketed to customers in similar manners as described in the Company’s Form S-1 registration statement, distributed to customers in similar manners and with similar methods, and for which discrete financial information is not obtained in a manner that supports the Company’s chief operating decision maker in deciding how to allocate resources and assess performance. There are no other additional material revenue sources other than these similar groups of recreational sporting good products. The Company believes that disclosure under paragraph 37 of SFAS 131 is therefore not required.
     The Company has included disclosure on page F-15 as requested discussing the factors used to identify reportable segments as required by paragraph 16 of SFAS 131.
Note 8. Guarantees, page F-21
40.	We note your disclosure that Golfsmith does not have any independent operations, assets, or liabilities other than its investment in its wholly owned subsidiaries. Considering that Golfsmith completed the offering of your senior secured notes, we would expect Golfsmith to have recorded, at a minimum, assets from the debt proceeds, debt, and intercompany receivables/payables. As such, please tell us in detail why Golfsmith does not have any independent assets or operations. Please also tell us and disclose whether each of the subsidiary guarantors of the senior secured notes is 100% owned by Golfsmith. If you indicate that Golfsmith has independent assets or operations or that each subsidiary guarantor is not 100% owned, please provide the information and disclosures required by Rule 3-10(f) of Regulation S-X.
     As noted by the staff, Golfsmith International, Inc. (“GII”) is the issuer of the senior secured notes issued in October 2002. The net proceeds received from the debt offering were subsequently transferred to Golfsmith Holdings, L.P., a wholly owned subsidiary of GII. Excluding amounts related to its investment in its wholly-owned consolidated subsidiaries, GII has no assets, revenues, income from continuing operations before income taxes and cash flows from operating activities, as defined in Notes to paragraph f of Rule 3-10 of Regulation S-X. All of the revenues, income and cash flows reported by the Company on a consolidated basis are accounted for by wholly owned subsidiaries of GII. As stated in Note 8 to the Company’s audited consolidated financial statements on page F-22, pursuant to paragraphs (i)(9) and (i)(10) of Rule 3-10 of Regulation S-X, all guarantees of the senior secured notes are joint and several, there are no restrictions on the transfer of assets between subsidiaries of GII and all subsidiaries of GII are domestic subsidiaries. Consequently, there are no assets of Holdings, GII or any of their wholly owned subsidiaries that do not support the payment of liabilities. As discussed with the Staff on or around December 2, 2004, the Company therefore believes that appropriate disclosures have been made in Note 8 to its audited consolidated financial statements on page F-22 as an alternative to disclosing condensed consolidating financial statements.
41.	We note from the description of the senior secured notes in Form S-4 that the capital stock of domestic and foreign subsidiaries serve as collateral for the notes. Please tell us whether any of the securities of such affiliates constitute a substantial portion of the collateral as defined in Rule 3-16 of Regulation S-X. If so, please provide the financial statements of each affiliate whose securities constitute a substantial portion of the collateral.
     The Company confirms that no capital stock of domestic or foreign subsidiaries constitutes a substantial portion of collateral, defined under Rule 3-16 of Regulation S-X as representing 20% or more of the principal amount of the $93.75 million senior secured notes.
Exhibits
42.	Please file all required exhibits, such as the form of underwriting agreement and the legal opinion, in a timely manner so that we may have adequate time to review them before you request effectiveness of your registration statement.
     The Company takes note of the Staff’s comment. The Company will file all required exhibits in a timely manner.

* * *
     Should you wish to discuss the enclosed materials at any time, please do not hesitate to contact Mark Mandel at (212) 819-8546 or Colin Diamond at (212) 819-8754 of White & Case LLP.
Sincerely,
/s/ White & Case LLP
White & Case LLP
cc: Virginia Bunte, Chief Financial Officer, Golfsmith International Holdings, Inc.

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Statement-by-Statement Response to Staff Comment 15
Statement 15.1, page 26: “According to the National Golf Foundation, the number of rounds played in the United States grew from 266.0 million in 1970 to a peak of 518.4 million rounds played in 2000” (Industry Data Binder, Tab 3, p. 1; Tab 4, p. 70).
     The Company refers the Staff to the National Golf Foundation statistics entitled “Rounds Played in the U.S.” and page 70 of the Golf World Business Yearbook, dated January 2005. These independent statistics are available for a fee from the National Golf Foundation, and the Company has received the National Golf Foundation’s consent to use them in the Registration Statement. Page 70 of the Golf World Business Yearbook dated January 2005 provides the context and an example of how these statistics are reported in an industry magazine.
Statement 15.2, page 26: “More recently, however, there has been a slight decline in the number of rounds of golf played from the peak in 2000 to 499.6 million rounds in 2005, according to the National Golf Foundation” (Industry Data Binder, Tab 3, p. 1; Tab 4, p. 70).
     The Company refers the Staff to the National Golf Foundation statistics entitled “Rounds Played in the U.S.” and page 70 of the Golf World Business Yearbook, dated January 2005. These independent statistics are available for a fee from the National Golf Foundation, and the Company has received the National Golf Foundation’s consent to use them in the Registration Statement. Page 70 of the Golf World Business Yearbook dated January 2005 provides the context and an example of how these statistics are reported in an industry magazine.
Statement 15.3, page 34: ”... the 0.1% decrease in the number of golf rounds played in the United States during the 2004 calendar year compared to the corresponding period in 2003, as reported by Golf Datatech” (Industry Data Binder, Tab 5, p. 1).
     The Company refers the Staff to the Golf Datatech statistics entitled “National Golf Rounds Played Report” comparing the number of rounds played in December 2004 to the number of rounds played in December 2003 and also providing year-to-date statistics. These independent statistics are available for a fee from Golf Datatech, and the Company has received Golf Datatech’s consent to use them in the Registration Statement.

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April 19, 2006	Appendix B
Statement-by-Statement Response to Staff Comment 20
Statement 20.1, page 42: “we estimate that the golf retail market that we target represented over $6 billion in sales in the United States in 2005” (Industry Data Binder, Tab 1, p. 2).
     The Company refers the Staff to page 2 of Packaged Facts’ “The U.S. Market for Golf Equipment” dated February 2006, where it is estimated that the U.S. golf market to be $5.8 billion, consisting of clubs, balls, bags, carts and accessories, such as apparel, footwear, gloves and other golf equipment, such as golf club shafts, tees and training devices. The Company is targeting all of those aspects of the golf market, and also provides training services in the Austin, Texas area through its Harvey Penick Golf Academy and nationwide through its relationship with GolfTEC Learning Centers as well as provides club repair and modification services, including re-gripping and re-shafting, and golf gifts and other golf-related products. The Company thus targets a larger market than the $5.8 billion market referred to in the Packaged Facts’ report, resulting in a target market of approximately $6 billion. The Company has thus revised its disclosure on pages 2, 42 and 57 to say “approximately $6 billion” instead of “over $6 billion.” These independent statistics are available at www.marketresearch.com for a fee, and the Company has received Packaged Facts’ consent to use them in the Registration Statement.
Statement 20.2, page 42: “the golf industry is highly fragmented relative to other retail industries, with no single golf retailer accounting for more than 5% of sales nationally in 2005” (see response 4(2)).
     The Company refers the Staff to the Company’s response #(2) to Staff Comment 4, where it is demonstrated that the Company is the largest specialty golf retailer by revenue. The Company demonstrates that its 2005 revenue of $323,794,000 when divided through the $6 billion golf market discussed in Statement 20.1 directly above equals 5.40%. The Company has revised its disclosure to read “6%” instead of “5%” on pages 2, 27, 42 and 57. Because the Company is the largest golf retailer, no other retailer could have sales above 6% of the market nationally.
Statement 20.3, page 42: “off-course specialty retailers such as us have become the most popular source for golf equipment for high-spending avid golfers who play 25 or more rounds and/or spend $1,000 or more on golf each year” (Industry Data Binder, Tab 6, p. 15).
     The Company refers the Staff to page 15 of the National Golf Foundation’s “2003 Spending Report,” where it is shown that off-course specialty retailers are shopped at more often than any other channel of distribution and were the National Golf Foundation states “Off-course specialty stores were the dominant sales channel for golf products among Best Customers.” Our definition of “high-spending avid golfers” tracks exactly the National Golf Foundation’s definition of “Best Customers,” which can be seen on

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page 15 of the Report. To the Company’s knowledge, 2003 was the last year that this report was published. These independent statistics are available for a fee from the National Golf Foundation, and the Company has received the National Golf Association’s consent to use them in the Registration Statement.
Statement 20.4, page 42: “The tennis market that we target represented over $1 billion in sales in the United States in 2005” (Industry Data Binder, Tab 13, p. 1).
     The Company refers the Staff to the Tennis Industry Association where the fourth column’s total dollar amount is $1,002,074,000. These independent statistics are available for a fee from the Tennis Industry Association, and the Company is presently seeking the Tennis Industry Association’s consent to use them in the Registration Statement.
Statement 20.5, page 42: “According to the United States Tennis Association, the number of tennis participants in the United States grew 4.9% from 23.6 million in 2004 to 24.7 million in 2005” (Industry Data Binder, Tab 12, p. 1).
     The Company refers the Staff to the November 2005 study jointly commissioned by the United States Tennis Association and the Tennis Industry Association where the first bullet point supports this statement. These independent statistics are available for a fee from the United States Tennis Association or the Tennis Industry Association, and the Company is presently seeking the Tennis Industry Association’s consent to use them in the Registration Statement.
Statement 20.6, page 42: “In addition, while there was growth in the number of tennis players in all categories from 2004 to 2005, the number of avid tennis players, defined as those who play tennis more than 21 times each year, grew 9.6% from 4.7 million in 2004 to 5.2 million in 2005” (Industry Data Binder, Tab 12, p. 1).
     The Company refers the Staff to the November 2005 study jointly commissioned by the United States Tennis Association and the Tennis Industry Association where the third bullet point supports this statement. These independent statistics are available for a fee from the United States Tennis Association or the Tennis Industry Association, and the Company is presently seeking the Tennis Industry Association’s consent to use them in the Registration Statement.
Statement 20.7, page 42: “According to the Tennis Industry Association, in 2005 tennis players purchased $534 million of apparel, $188 million of tennis racquets, $115 million of tennis shoes, $88 million of tennis balls and $77 million of other tennis equipment” (Industry Data Binder, Tab 13, p. 1).
     The Company refers the Staff to the Tennis Industry Association where fourth column includes all this data. These independent statistics are available for a fee from the

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Tennis Industry Association, and the Company is presently seeking the Tennis Industry Association’s consent to use them in the Registration Statement.
Statement 20.8, page 51: “We carry a wide variety of premier branded golf clubs catering in particular to avid golfers who were responsible for 53% of all golf equipment purchases in the United States in 2002, according to the National Golf Foundation” (Industry Data Binder, Tab 6, pp. 1, 6).
     The Company refers the Staff to page 6 of the National Golf Foundation’s “2003 Spending Report,” where it is shown that avid golfer accounted “for 63% of total spending in 2002.” The Company has thus revised its disclosure to read “63%” instead of “53%.” Our definition of “avid golfers” tracks exactly the National Golf Foundation’s definition of “avid golfers,” which can be seen on page 1 of the Report. To the Company’s knowledge, 2003 was the last year that this report was published. These independent statistics are available for a fee from the National Golf Foundation, and the Company has received the National Golf Foundation’s consent to use them in the Registration Statement.
Statement 20.9, page 54: “Historically, one of the most important customer demographics that we target has been the avid golfer who plays 25 or more rounds of golf per year. According to the National Golf Foundation, in 2002 the avid golfer accounted for 63% of all golf-related purchases” (Industry Data Binder, Tab 6, pp. 1, 6).
     The Company refers the Staff to page 6 of the National Golf Foundation’s “2003 Spending Report,” where it is shown that avid golfers accounted “for 63% of total spending in 2002.” Our definition of “avid golfers” tracks exactly the National Golf Foundation’s definition of “avid golfers,” which can be seen on page 1 of the Report. To the Company’s knowledge, 2003 was the last year that this report was published. These independent statistics are available for a fee from the National Golf Foundation, and the Company has received the National Golf Foundation’s consent to use them in the Registration Statement.
Statement 20.10, page 54: “Our strategy is to broaden our focus and target more extensively certain demographics where we think opportunities for growth exist, including:... (4) the frequent tennis player, who plays tennis 21 or more times a year and represents 55% of all tennis purchases” (Industry Data Binder, Tab 13, p. 1; Tab 14, p. 3).
     The Company refers the Staff to the Tennis Industry Association statistics where the first column indicates 60% as “share of dollar” for frequent tennis players. The Company has thus revised the disclosure to read “60%” instead of “55%.” The Company’s definition of “frequent tennis player” tracks that of the Tennis Industry Association in its 2004 U.S. Tennis Participation Study on page 3 under the “Glossary” section. These independent statistics are available for a fee from the Tennis Industry

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April 19, 2006	Appendix B
Association, and the Company is presently seeking the Tennis Industry Association’s consent to use them in the Registration Statement.
Statement 20.11, page 57: “We estimate that the golf retail market that we target represented over $6 billion in sales in the United States in 2005” (Industry Data Binder, Tab 1, p. 2).
     The Company refers the Staff to page 2 of Packaged Facts’ “The U.S. Market for Golf Equipment” dated February 2006, where it is estimated that the U.S. golf market to be $5.8 billion, consisting of clubs, balls, bags, carts and accessories, such as apparel, footwear, gloves and other golf equipment, such as golf club shafts, tees and training devices. The Company is targeting all of those aspects of the golf market, and also provides training services in the Austin, Texas area through its Harvey Penick Academy and nationwide through its relationship with GolfTEC Learning Centers as well as provides club repair and modification services, including re-gripping and re-shafting, and golf gifts and other golf-related products. The Company thus targets a larger market than the $5.8 billion market referred to in the Packaged Facts’ report, resulting in a target market of approximately $6 billion. The Company has thus revised its disclosure on pages 2, 42 and 57 to say “approximately $6 billion” instead of “over $6 billion.” These independent statistics are available at www.marketresearch.com for a fee, and the Company has received Packaged Facts’ consent to use them in the Registration Statement.
Statement 20.12, page 57: “According to the National Golf Foundation, the number of rounds played in the United States grew from 266.0 million in 1970 to a peak of 518.4 million rounds played in 2000” (Industry Data Binder, Tab 3, p. 1; Tab 4, p. 70).
     The Company refers the Staff to the National Golf Foundation statistics entitled “Rounds Played in the U.S.” and page 70 of the Golf World Business Yearbook, dated January 2005. These independent statistics are available for a fee from the National Golf Foundation, and the Company has received the National Golf Foundation’s consent to use them in the Registration Statement. Page 70 of the Golf World Business Yearbook dated January 2005 provides a context and an example of how these statistics are reported in an Industry magazine.
Statement 20.13, page 57: “More recently, however, there has been a slight decline in the number of rounds of golf played from the peak in 2000 to 499.6 million rounds in 2005, according to the National Golf Foundation” (Industry Data Binder, Tab 3, p. 1; Tab 4, p. 70).
     The Company refers the Staff to the National Golf Foundation statistics entitled “Rounds Played in the U.S.” and page 70 of the Golf World Business Yearbook, dated January 2005. These independent statistics are available for a fee from the National Golf Foundation, and the Company has received the National Golf Foundation’s consent to use them in the Registration Statement. Page 70 of the Golf World Business Yearbook

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April 19, 2006	Appendix B
dated January 2005 provides a context and an example of how these statistics are reported in an Industry magazine.
Statement 20.14, page 57: “Total golfers as a percentage of the United States population has increased since 1970. In 2004, the National Golf Foundation determined the number of people who play golf in the United States had grown from 11.2 million (approximately 5.5%) in 1970 to 27.3 million in 2004 (approximately 9.2%)” (Industry Data Binder, Tab 3, p. 1; Tab 9, p. 1; Tab 10, p. 1).
     The Company refers the Staff to two sources: (i) the National Golf Foundation statistics entitled “Rounds Played in the U.S.” and (ii) the U.S. Census Reports from 2005 (which includes 2004) and 1970. The independent statistics from the National Golf Foundation showing that the number of golfers in 1970 was 11.2 million and in 2004 was 30.2 million are available for a fee from the National Golf Foundation, and the Company has received the National Golf Foundation’s consent to use them in the Registration Statement. The U.S. Census results showing the U.S. population to be 203,210,158 in 1970 and 293,656,842 in 2004 are publicly available and can be found at www.census.gov/popest/states/tables/NST-EST2005-01.xls and www.census.gov/popest/archives/pre-1980/PE-11-1970.xls on the Internet. The Company demonstrates that 11,200,000/205,052,174 is 5.5% in 1970 and that 30,200,000/293,656,842 is 10.3% in 2004. The Company has thus revised the disclosure showing the number of golfers as 30.2 million as opposed to 27.3 million and the percentage as “10.3%” instead of “9.2%.”
Statement 20.15, page 58: “Approximately 6.0 million of those golfers are categorized as avid golfers, who play 25 or more rounds per year” (Industry Data Binder, Tab 15, p. 7).
     The Company refers the Staff to page 7 of the National Golf Foundation’s “Golf Participation in the U.S.” report, 2004 edition. The Company demonstrates that by multiplying the percentage of avid golfers, which was 22% in 2003, by the total number of golfers which was 27,400,000, the result is 6,028,000, which is approximately 6.0 million. The Company has revised the disclosure in the sentence to indicate that it is as of 2003. These independent statistics are available for a fee from the National Golf Foundation, and the Company has received the National Golf Foundation’s consent to use them in the Registration Statement.
Statement 20.16, page 57: “The National Golf Foundation determined that golf course facilities have grown from 12,846 in 1994 to 16,052 in 2005” (Industry Data Binder, Tab 8, p. 1).
     The Company refers the Staff to page 1 of the National Golf Foundation “Frequent Questions” page on the Internet. The independent statistics from the “Frequent Questions” page show that total Golf Facilities in 1990 were 12,846 and 16,057 in 2004. The National Golf Foundation “Frequent Questions” page is available for a fee at www.ngf.org/cgi/whofaqgolfers.asp, and the Company has received the National Golf

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April 19, 2006	Appendix B
Foundation’s consent to use these statistics in the Registration Statement. The Company has revised the disclosure to show the proper number as “16,057” and not “16,052.”
Statement 20.17, page 57: “The golf retail industry is highly fragmented relative to other retail industries, with no single golf retailer accounting for more than 5% of sales nationally in 2005” (see response 4(2)).
     The Company refers the Staff to the Company’s response #(2) to Staff Comment 4, where it is demonstrated that the Company is the largest specialty golf retailer by revenue. The Company demonstrates that its 2005 revenue of $323,794,000 when divided through the $6 billion golf market discussed in Statement 20.1 above equals 5.40%. The Company has revised its disclosure to read “6%” instead of “5%.” Because the Company is the largest golf retailer, then no other retailer could have sales above 6% of the market nationally.
Statement 20.18, page 57: “Specialty off-course retailers lead the retail channel for golf equipment and accessories...” (Industry Data Binder, Tab 1, p. 68).
     The Company refers the Staff to page 68 of Packaged Facts’ “The U.S. Market for Golf Equipment,” dated February 2006, where this independent report shows that consumer spending in off-course retailers was $1.5 billion in 2004 compared to $984 million in on-course shops. These independent statistics are available at www.marketresearch.com for a fee, and the Company has received Packaged Facts’ consent to use them in the Registration Statement.
Statement 20.19, page 58: “While participation rates have leveled off over the last five years...” (Industry Data Binder, Tab 3, p. 1).
     The Company refers the Staff to the National Golf Foundation statistics entitled “Rounds Played in the U.S.” These statistics show that the golf rounds played, which is a raw measure of participation, hovered between 495.0 million and 502.4 million in the last four years which is level compared to the years prior. These independent statistics are available for a fee from the National Golf Foundation, and the Company has received the National Golf Foundation’s consent to use them in the Registration Statement. The Company has revised the disclosure to read “four years” instead of “five years.”
Statement 20.20, page 58: “The United States Census Bureau estimated that there were approximately 78 million baby boomers in the United States in 2004” (Industry Data Binder, Tab 11, p. 1; Tab 7, p. 1).
     The Company refers the Staff to the U.S. Census Reports “Table 1: Annual Estimates of the Population by Sex and Five-Year Age Groups for the United States: April 1, 2000 to July 1, 2004.” The Baby Boomers are commonly defined as people born between 1946 and 1964, which would mean people approximately age 40 to 58 in 2004. The U.S. Census results are publicly available and can be found at

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April 19, 2006	Appendix B
/www.census.gov/popest/national/asrh/NC-EST2004/NC-EST2004-01.xls on the Internet and shows the breakdown of the population for the age groups 40 to 44, 45 to 49, 50 to 54 and 55 to 59. The Company estimates that the 16,489,501 can be divided approximately equally amongst ages 55, 56, 57, 58 and 59 so that the number of people age 55 to 58 is 13,191,601. The Company has added 23,056,334, 22,122,629, 19,496,176 and 13,191,601 to arrive at the approximate number of 77,866,740 which the Company has rounded to 78 million. This number is also supported by the article entitled “Baby Boomers — What Effect Will They Have?” on page 1 of the National Golf Foundation “Golf Industry Report” from the Second Quarter of 2005.
Statement 20.21, page 58: “According to the National Golf Foundation, if baby boomers in the future behave as senior golfers, aged 60 and above, do today, the number of rounds played by this demographic will increase significantly” (Industry Data Binder, Tab 7, pp. 1, 7).
     The Company refers the Staff to the article entitled “Baby Boomers — What Effect Will They Have?” on pages 1 and 7 of the National Golf Foundation’s “Golf Industry Report” from the Second Quarter of 2005. On page 7, our statement is support by the National Golf Foundation. These independent statistics are available for a fee from the National Golf Foundation, and the Company has received the National Golf Foundation’s consent to use them in the Registration Statement.
Statement 20.22, page 58: “Today, baby boomers have a 12.5% participation rate and play an average of 20.5 rounds a year. If they behave like the current generation of senior golfers, their participation rate will drop over time to 9.7% but average rounds will rise to 39.6 per year” (Industry Data Binder, Tab 7, pp. 1, 7).
     The Company refers the Staff to the article entitled “Baby Boomers — What Effect Will They Have?” on pages 1 and 7 of the National Golf Foundation’s “Golf Industry Report” from the Second Quarter of 2005. On page 7, our statement is support by the National Golf Foundation. These independent statistics are available for a fee from the National Golf Foundation, and the Company has received the National Golf Foundation’s consent to use them in the Registration Statement.
Statement 20.23, page 58: “Additionally, the National Golf Foundation concluded that golfers over the age of 45 years spend a disproportionate amount on golf (including greens fees and other items outside our products and services)” (Industry Data Binder, Tab 6, p. 12).
     The Company refers the Staff to page 12 of the National Golf Foundation’s “2003 Spending Report,” where it is shown that golfers ages 45-64 spent $10.131 billion, which is much higher than any other age group. Also, golfers 65 and over spent $4.369 billion. The total of $14.5 billion is greater than any other age group. To the Company’s knowledge, 2003 was the last year that this report was published. These independent statistics are available for a fee from the National Golf Foundation, and the Company has

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April 19, 2006	Appendix B
received the National Golf Foundation’s consent to use them in the Registration Statement.
Statement 20.24, page 58: “In addition, according to the National Golf Foundation, the number of women golfers has increased from approximately 5.4 million in 1998 to approximately 6.9 million in 2004, representing an increase of 28%” (Industry Data Binder, Tab 7, p. 9).
     The Company refers the Staff to the article entitled “Women Golfers Increase Trial” on page 9 of the National Golf Foundation’s “Golf Industry Report” from the Second Quarter of 2005. The Company demonstrates that by adding 2.5 million “Core” women golfers in 1998 to 2.9 million “Occasional” women golfers in 1998, the total is 5.4 million. The Company also demonstrates that by adding 2.5 million “Core” women golfers in 2004 (the date of the Report) to 4.4 million “Occasional” women golfers in 2004, the total is 6.9 million. The increase is (6.9 — 5.4) / 5.4, which is 28%. These independent statistics are available for a fee from the National Golf Foundation, and the Company has received the National Golf Foundation’s consent to use them in the Registration Statement.
Statement 20.25, page 58: “The average annual rounds played by women is very close to the average played by men” (Industry Data Binder, Tab 7, p. 9).
     The Company refers the Staff to the article entitled “Women Golfers Increase Trial” on page 9 of the National Golf Foundation’s “Golf Industry Report” from the Second Quarter of 2005. The average annual rounds for females was 36.0 and the average annual rounds for males was 37.7, which is very close. These independent statistics are available for a fee from the National Golf Foundation, and the Company has received the National Golf Foundation’s consent to use them in the Registration Statement.
Statement 20.26, page 58: “According to the National Golf Foundation, in 2002 there were approximately 6.0 million avid golfers representing 23% of all golfers and responsible for driving approximately 63% of golf equipment sales” (see response 20.15; Industry Data Binder, Tab 6, p. 1).
     The Company refers the Staff to (i) our response under Statement 20.15 above which demonstrates that there are 6.0 million golfers and (ii) page 1 of the National Golf Foundation’s “2003 Spending Report,” where these percentages are reported. To the Company’s knowledge, 2003 was the last year that this report was published. These independent statistics are available for a fee from the National Golf Foundation, and the Company has received the National Golf Foundation’s consent to use them in the Registration Statement.

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Statement 20.27, page 58: “In addition, avid golfers and golfers who spend $1,000 or more on golf per year purchased more equipment from off-course golf specialty retailers in 2003 than any other channel” (Industry Data Binder, Tab 6, p. 15).
     The Company refers the Staff to page 15 of the National Golf Foundation’s “2003 Spending Report,” where it shows that off-course specialty retailers are shopped at more often than any other channel of distribution. Also on page 15, the National Golf Foundation states “Off-course specialty stores were the dominant sales channel for golf products among Best Customers.” Our definition of “high-spending avid golfers” tracks exactly the National Golf Foundation’s definition of “Best Customers,” which can be seen on page 15 of the Report. To the Company’s knowledge, 2003 was the last year that this report was published. These independent statistics are available for a fee from the National Golf Foundation, and the Company has received the National Golf Foundation’s consent to use them in the Registration Statement.

Appendix B - ix